Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS USED IN OPERATING ACTIVITIES
Net loss attributable to controlling interest	$ (180,603)	$ (8,748)
Net loss attributable to non-controlling interest	(303)	(1,305)
Adjustments to reconcile change in net loss to net cash used by operating activities
Depreciation and amortization	5,145	545
Loss on disposal of property and equipment		3
Equity based compensation	5,913	1,188
Change in fair value of derivative liability	(5,317)
Write-off accounts receivable	529
Interest Expense—lease liability	1,157
Impairment of inventory	483
Accrued interest income on notes receivable	(97)	(995)
Accrued interest on notes payable		221
Change in contingent consideration payable	214	684
Adjustments For Increase Decrease In Accretion of convertible debenture and interest	1,553
Interest accrued—lease receivable	(308)
Amortization of loan discount on note payable		150
Deferred rent		109
Deferred tax recovery	(232)
Impairment of goodwill	146,295
Changes in operating assets and liabilities (Note 27)	548	(5,083)
NET CASH USED IN OPERATING ACTIVITIES	(25,023)	(13,231)
CASH FLOWS USED IN INVESTING ACTIVITIES
Long term deposits	(2,553)
Issuance of notes receivable, net of repayments	802
Issuance of notes receivable to related parties		374
Purchase of non-controlling interest	(400)	(500)
Purchases of property and equipment	(23,032)	(9,883)
NET CASH USED IN INVESTING ACTIVITIES	(19,498)	(30,989)
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption		(287)
Non-controlling interest members' contributions		637
Non-controlling interest members' distribution		(1,200)
Finance lease liability		(6)
Issuance of Notes Payable		2,850
Lease payments (lessee)	(2,090)
Notes payable received, net restricted cash and costs	43,479
Cannex loan	12,497
Repayment of convertible debentures	(953)
Repayment of notes payable	(4,058)	(3,305)
NET CASH PROVIDED BY FINANCING ACTIVITIES	48,875	41,996
NET INCREASE (DECREASE) IN CASH	4,354	(2,224)
CASH, BEGINNING OF YEAR	1,435	3,659
CASH, END OF YEAR	5,789	1,435
Class D [member]
CASH FLOWS FROM FINANCING ACTIVITIES
Sale		13,355
Class F [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Sale		29,952
Class C [member]
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption		(287)
Cannex [member]
CASH FLOWS USED IN INVESTING ACTIVITIES
Business combination, Net Cash Acquired	9,119
OM [member]
CASH FLOWS USED IN INVESTING ACTIVITIES
Business combination, Net Cash Acquired	(176)
PHX [member]
CASH FLOWS USED IN INVESTING ACTIVITIES
Business combination, Net Cash Acquired	$ (3,258)
HealthyPharms [member]
CASH FLOWS USED IN INVESTING ACTIVITIES
Business combination, Net Cash Acquired		$ (20,980)